UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA BALANCED STRATEGY FUND - SEMIANNUAL REPORT FOR PERIOD ENDING NOVEMBER 30, 2004


[LOGO OF USAA]
   USAA(R)

                     USAA BALANCED
                            STRATEGY Fund

                               [GRAPHIC OF USAA BALANCED STRATEGY FUND]

                     S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   NOVEMBER 30, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                5

FINANCIAL INFORMATION

   Portfolio of Investments                                              13

   Notes to Portfolio of Investments                                     30

   Financial Statements                                                  35

   Notes to Financial Statements                                         38

EXPENSE EXAMPLE                                                          51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                            WE REMAIN COMMITTED TO DELIVERING
[PHOTO OF CHRISTOPHER W. CLAUS]          QUALITY USAA SERVICE AND PROVIDING YOU
                                        WITH A RANGE OF RESOURCES, INCLUDING OUR
                                           MARKET-TESTED PORTFOLIO MANAGEMENT
                                              TEAM AND NO-LOAD MUTUAL FUNDS.

                                                          "

                                                                   December 2004
--------------------------------------------------------------------------------

                 As I write to you in early December, the equity markets have rallied. Several factors are responsible. First, the presidential election is over. Investors are relieved that the uncertainty has ended, the results are not in dispute, and no terrorist attack occurred on U.S. soil. In addition, the U.S. economy is on sound footing. The annual gross domestic product
                 (GDP) - the total value of all the goods and services produced in the country - is expected to be up around 4%, on an inflation-adjusted basis, in 2004 and a moderate yet healthy 3.5% in 2005. In most of America, the housing market remains strong. Inflation is also under control, which has kept long-term interest rates in check.

                 The Federal Reserve Board (the Fed) is expected to continue raising short-term interest rates at a measured pace. In fact, the Fed has announced its intention to move toward a more "neutral" interest-rate position, which should put short-term rates above 3% sometime in 2005. This is good news for money market investors, because as your yields rise, you will be paid more on your cash positions. At the same time, however, interest rates on credit-card debt will also increase. In the months ahead, we expect to see a narrowing of the yield relationship between bonds of different maturities. In other words, the yield curve will "flatten." We do not expect a major increase in long-term interest rates, which the bond market, not the Fed, controls.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In 2005, the primary drivers of stock market performance will be the growth in corporate earnings, the valuation of those earnings, Fed policy changes, and the level of long-term interest rates. Corporate earnings are expected to improve by about 7%. The dollar is likely to remain weak relative to foreign currencies, making American products more affordable around the world and helping the U.S. GDP. But because foreign governments finance the federal budget deficit, the bond market may push up long-term rates to make U.S. securities more attractive to foreign investors.

                 Whatever lies ahead, we remain committed to delivering quality USAA service and providing you with a range of resources, including our market-tested portfolio management team and no-load mutual funds without excessive fees. On behalf of everyone at USAA, thank you for your business.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 Mutual fund operating expenses apply and continue throughout the life of the fund.

                 Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA BALANCED STRATEGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Using preset target ranges, the Fund's strategy is to invest its assets in a combination of stocks on the one hand and bonds and money market instruments on the other.

--------------------------------------------------------------------------------
                                            11/30/04                  5/31/04
--------------------------------------------------------------------------------
Net Assets                               $572.8 Million           $523.0 Million
Net Asset Value Per Share                    $15.27                   $14.70

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/04
--------------------------------------------------------------------------------

5/31/04 TO 11/30/04*      1 YEAR          5 YEARS      SINCE INCEPTION ON 9/1/95
       4.58%              8.09%            4.58%                8.65%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                                   LEHMAN BROTHERS
               RUSSELL 3000    USAA BALANCED   LIPPER BALANCED   LIPPER BALANCED   U.S. AGGREGATE
                  INDEX        STRATEGY FUND     FUNDS INDEX      FUNDS AVERAGE      BOND INDEX
               ------------    -------------   ---------------   ---------------   ---------------
09/01/95       $10,000.00       $10,000.00        $10,000.00       $10,000.00        $10,000.00
09/30/95        10,387.49        10,040.00         10,238.83        10,232.06         10,097.29
10/31/95        10,297.79        9,870.00          10,212.88        10,216.43         10,228.60
11/30/95        10,754.50        10,060.00         10,530.28        10,533.61         10,381.87
12/31/95        10,930.17        10,324.29         10,696.02        10,684.96         10,527.57
01/31/96        11,247.42        10,334.38         10,889.09        10,885.76         10,597.48
02/29/96        11,413.33        10,304.13         10,894.34        10,915.42         10,413.27
03/31/96        11,528.06        10,515.68         10,935.43        10,949.67         10,340.89
04/30/96        11,746.65        10,586.67         11,007.82        11,049.10         10,282.73
05/31/96        12,047.26        10,637.37         11,120.63        11,193.86         10,261.85
06/30/96        12,008.36        10,648.38         11,157.30        11,208.54         10,399.66
07/31/96        11,379.75        10,300.92         10,870.17        10,891.02         10,428.12
08/31/96        11,724.97        10,546.18         11,041.82        11,088.04         10,410.64
09/30/96        12,363.10        10,975.62         11,451.38        11,512.70         10,592.07
10/31/96        12,589.10        11,233.02         11,693.67        11,730.28         10,826.70
11/30/96        13,477.10        11,734.44         12,238.63        12,269.36         11,012.14
12/31/96        13,314.78        11,713.31         12,092.06        12,134.61         10,909.75
01/31/97        14,051.60        12,004.58         12,465.99        12,504.74         10,943.16
02/28/97        14,066.96        12,077.40         12,512.26        12,513.27         10,970.38
03/31/97        13,430.42        11,868.62         12,148.59        12,139.82         10,848.81
04/30/97        14,091.98        12,120.03         12,513.80        12,501.74         11,011.21
05/31/97        15,054.44        12,685.70         13,026.25        13,054.06         11,115.31
06/30/97        15,680.29        13,031.61         13,458.04        13,454.09         11,247.24
07/31/97        16,909.54        13,705.37         14,224.61        14,237.30         11,550.54
08/31/97        16,223.71        13,417.40         13,773.71        13,846.39         11,452.02
09/30/97        17,143.65        13,854.99         14,322.73        14,396.57         11,620.91
10/31/97        16,567.81        13,575.74         14,061.93        14,161.68         11,789.50
11/30/97        17,202.16        13,822.77         14,320.23        14,405.80         11,843.79
12/31/97        17,546.73        13,944.80         14,546.47        14,621.46         11,963.04
01/31/98        17,637.67        13,922.91         14,649.84        14,709.55         12,116.62
02/28/98        18,899.38        14,481.14         15,231.47        15,335.15         12,107.49
03/31/98        19,836.05        14,919.09         15,697.21        15,778.73         12,149.10
04/30/98        20,031.08        14,985.15         15,807.16        15,894.48         12,212.51
05/31/98        19,536.77        14,820.00         15,647.34        15,720.07         12,328.36
06/30/98        20,197.37        14,828.06         15,935.89        15,977.46         12,432.91
07/31/98        19,830.64        14,304.70         15,749.20        15,773.59         12,459.36
08/31/98        16,792.85        12,902.28         14,392.39        14,356.41         12,662.13
09/30/98        17,938.37        13,113.85         15,013.59        14,975.30         12,958.63
10/31/98        19,300.01        13,836.75         15,575.27        15,616.53         12,890.11
11/30/98        20,480.43        14,548.35         16,145.37        16,234.86         12,963.27
12/31/98        21,782.13        15,156.72         16,741.02        16,835.58         13,002.24
01/31/99        22,522.11        15,701.28         17,008.72        17,150.69         13,095.04
02/28/99        21,724.36        15,349.59         16,599.88        16,683.37         12,866.45
03/31/99        22,521.48        16,052.52         17,009.63        17,100.21         12,937.75
04/30/99        23,538.06        16,291.43         17,566.78        17,598.90         12,978.73
05/31/99        23,090.70        15,950.13         17,295.91        17,338.43         12,865.05
06/30/99        24,257.61        16,725.61         17,774.11        17,849.56         12,824.07
07/31/99        23,522.07        16,417.15         17,441.69        17,497.47         12,769.47
08/31/99        23,254.61        16,382.88         17,258.68        17,289.76         12,762.97
09/30/99        22,660.24        16,120.26         17,037.56        17,067.11         12,911.14
10/31/99        24,081.63        16,854.56         17,530.87        17,582.54         12,958.78
11/30/99        24,755.59        17,221.71         17,719.50        17,826.66         12,957.85
12/31/99        26,335.19        18,021.46         18,243.80        18,424.04         12,895.37
01/31/00        25,302.82        17,549.03         17,785.48        17,921.49         12,853.14
02/29/00        25,537.35        17,514.47         17,742.64        17,992.78         13,008.59
03/31/00        27,537.91        18,493.42         18,787.31        19,005.90         13,179.96
04/30/00        26,567.46        17,961.40         18,443.01        18,620.64         13,142.22
05/31/00        25,821.27        17,649.13         18,269.48        18,360.39         13,136.18
06/30/00        26,585.78        18,042.66         18,561.08        18,743.91         13,409.48
07/31/00        26,115.87        17,826.03         18,510.50        18,692.08         13,531.20
08/31/00        28,052.68        18,523.41         19,336.74        19,588.72         13,727.32
09/30/00        26,782.52        17,900.05         18,929.79        19,092.71         13,813.63
10/31/00        26,401.18        17,715.51         18,913.05        19,010.62         13,905.04
11/30/00        23,967.74        16,891.25         18,226.52        18,225.19         14,132.40
12/31/00        24,370.52        17,211.05         18,679.53        18,671.67         14,394.56
01/31/01        25,204.21        18,484.57         19,075.97        19,112.59         14,629.96
02/28/01        22,901.35        18,051.82         18,335.50        18,236.39         14,757.41
03/31/01        21,408.50        17,755.71         17,743.38        17,575.94         14,831.49
04/30/01        23,125.36        18,502.27         18,488.02        18,355.08         14,769.93
05/31/01        23,311.09        18,950.20         18,652.69        18,497.31         14,859.02
06/30/01        22,881.26        18,777.43         18,366.88        18,242.01         14,915.17
07/31/01        22,504.16        19,040.49         18,353.59        18,209.44         15,248.63
08/31/01        21,175.60        18,652.17         17,831.27        17,636.87         15,423.25
09/30/01        19,307.38        17,464.73         16,974.37        16,662.10         15,602.97
10/31/01        19,756.59        17,817.56         17,258.46        17,022.34         15,929.47
11/30/01        21,278.30        18,876.02         17,945.58        17,734.22         15,709.85
12/31/01        21,578.22        19,097.83         18,075.00        17,844.72         15,610.09
01/31/02        21,307.64        18,925.42         17,916.47        17,660.17         15,736.45
02/28/02        20,871.92        18,567.34         17,794.73        17,472.35         15,888.95
03/31/02        21,787.05        19,098.35         18,183.81        17,853.34         15,624.62
04/30/02        20,644.01        18,791.60         17,747.44        17,416.25         15,927.62
05/31/02        20,404.83        18,938.31         17,739.16        17,334.71         16,062.95
06/30/02        18,936.00        17,872.18         16,982.39        16,532.36         16,201.84
07/31/02        17,430.53        16,999.38         16,111.99        15,721.64         16,397.34
08/31/02        17,512.87        17,173.94         16,277.29        15,881.35         16,674.20
09/30/02        15,672.78        16,406.97         15,305.47        14,939.37         16,944.24
10/31/02        16,920.75        16,947.12         15,943.47        15,520.93         16,867.06
11/30/02        17,944.65        17,689.82         16,590.27        16,104.16         16,862.58
12/31/02        16,930.14        17,167.90         16,143.07        15,656.23         17,210.89
01/31/03        16,515.88        16,852.01         15,901.25        15,422.98         17,225.58
02/28/03        16,244.16        16,783.34         15,782.00        15,314.60         17,463.93
03/31/03        16,414.98        16,837.28         15,846.41        15,383.51         17,450.47
04/30/03        17,755.40        17,651.54         16,703.95        16,200.23         17,594.46
05/31/03        18,827.19        18,424.40         17,442.75        16,937.79         17,922.51
06/30/03        19,081.26        18,636.35         17,575.01        17,065.55         17,886.94
07/31/03        19,518.98        18,733.41         17,615.74        17,083.46         17,285.59
08/31/03        19,951.53        18,996.87         17,913.13        17,376.02         17,400.36
09/30/03        19,734.92        18,987.33         17,935.86        17,377.04         17,860.96
10/31/03        20,929.26        19,725.10         18,527.60        17,935.89         17,694.38
11/30/03        21,217.54        19,933.91         18,691.64        18,107.84         17,736.76
12/31/03        22,188.03        20,496.24         19,361.38        18,719.01         17,917.25
01/31/04        22,650.89        20,719.78         19,650.48        18,978.20         18,061.40
02/29/04        22,956.03        20,999.21         19,918.30        19,221.63         18,256.90
03/31/04        22,683.54        20,840.24         19,823.28        19,127.05         18,393.63
04/30/04        22,214.53        20,461.84         19,406.69        18,689.68         17,915.09
05/31/04        22,537.38        20,601.99         19,492.37        18,781.26         17,843.32
06/30/04        22,985.30        21,006.07         19,797.13        19,073.00         17,944.17
07/31/04        22,116.11        20,485.84         19,424.43        18,670.26         18,122.04
08/31/04        22,207.18        20,513.96         19,542.59        18,763.50         18,467.72
09/30/04        22,548.55        20,756.05         19,832.91        18,993.08         18,517.83
10/31/04        22,918.90        20,939.48         20,047.39        19,189.78         18,673.11
11/30/04        23,984.30        21,546.22         20,587.40        19,722.39         18,524.17

                                        [END CHART]

                 DATA SINCE INCEPTION ON 9/01/95 THROUGH 11/30/04.

                 THE PERFORMANCE OF THE LIPPER BALANCED FUNDS AVERAGE AND INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, AND THE RUSSELL 3000 INDEX IS CALCULATED FROM THE END OF THE MONTH OF AUGUST 31, 1995, WHILE THE FUND'S INCEPTION DATE IS SEPTEMBER 1, 1995. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Balanced Strategy Fund to the following benchmarks:

                 o The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

                 o The Lipper Balanced Funds Index tracks the total return
                   performance of the 30 largest funds within the Lipper Balanced Funds category.

                 o The Lipper Balanced Funds Average is an average of all
                   balanced funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lehman Brothers U.S. Aggregate Bond Index covers the
                   U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

MATTHEW E. MEGARGEL, CFA                   MARGARET "DIDI" WEINBLATT, Ph.D., CFA
   Wellington Management Company, LLP        USAA Investment Management Company
   (Stocks)                                  (Bonds)

                                           ARNOLD J. ESPE, CFA
                                             USAA Investment Management Company
                                             (Bonds)
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Balanced Strategy Fund had a total return of 4.58% for the six-month period ended November 30, 2004. This compares to a 5.05% return for the Lipper Balanced Funds Average, 5.62% for the Lipper Balanced Funds Index, 6.42% for the Russell 3000 Index, and 3.82% for the Lehman Brothers U.S. Aggregate Bond Index.

                                         * * * *

                    THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                 RATING(TM) OF 4 STARS IN THE MODERATE ALLOCATION CATEGORY (653
                    FUNDS IN CATEGORY) AS OF NOVEMBER 30, 2004. THE OVERALL
                   MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED
                 AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-,
                 FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS.

                 With respect to the moderate allocation category, the USAA Balanced Strategy Fund received a Morningstar Rating of 3 stars for the three-year period among 653 funds and 4 stars for the five-year period among 513 funds through November 30, 2004. Ratings are based on risk-adjusted returns.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

HOW WERE THE FUND'S ASSETS ALLOCATED BETWEEN STOCKS AND BONDS?

                 The Fund began the period with 65% of net assets in stocks and 35% in bonds and money market investments. We allowed the Fund to maintain this pro-equity tilt given our favorable outlook on the stock market. The Fund ended the six-month period with 64% in stocks and 36% in bonds and money market instruments. We expect to maintain the current asset mix until our outlook on the stock market changes.

HOW DID THE FUND'S EQUITY PORTION PERFORM?

                 The equity portion gained slightly less than the Russell 3000 Index. Although individual stock selection was positive, it was not enough to offset unfavorable sector positioning.

                 The best-performing areas of the market included the energy sector, driven by the rise in oil prices, as well as the materials and industrials sectors, which benefited from the strength of the U.S. economic recovery. The Fund also benefited from its cyclical tilt that favored these sectors. Exxon Mobil Corp., General Electric Co., and Precision Castparts Corp. were among the leading contributors to performance.

                 Overweight positions in the weaker sectors of the market, including health care and information technology, limited performance in the equity portion. Regulatory and pricing concerns dragged down large pharmaceutical companies, and Eli Lilly & Co. and Pfizer, Inc. were the greatest detractors from the Fund's performance. Within information technology, weakness in the semiconductor market weighed on holdings Intel Corp. and Applied Materials, Inc., but strong performance from VeriSign, Inc. and Microsoft Corp. partially offset these losses. Lastly, an underweight position in the strong performing utilities sector detracted from performance relative to the benchmark.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-29.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT'S YOUR OUTLOOK FOR THE EQUITY PORTION?

                 The equity portion remains positioned with a cyclical tilt, emphasizing the industrial economy over consumer cyclicals. This reflects our belief that while higher energy costs and decelerating economic growth will continue to weigh on consumer spending and challenge corporations' efforts to improve margins, earnings will continue at a slower, but still above-average, pace.

WHAT ABOUT THE BOND PORTION OF THE FUND?

                 Slower economic growth tends to create more favorable conditions for bonds. Over the six-month period, the bond market focused on employment as the key measure of the economy. When data came out showing a weak job market, the bond market rallied. When there was a strong jobs report, the bond market sold off. The market also had to deal with the Federal Reserve Board (the Fed), which in June 2004 began a tightening regimen that took short-term rates from 1% to 2% in four moves of 0.25% each. The net effect was that short-term rates increased while intermediate- and long-term rates fell.

HOW DID YOU MANAGE THE BOND PORTION OF THE FUND?

                 We continued to be concerned about the possibility of rising interest rates, so we kept the Fund's duration relatively short. This held back performance since longer-term bonds outperformed shorter-term bonds. We were heavily invested in investment-grade corporate bonds, which proved beneficial to performance as the yield spread between investment-grade corporate and Treasury bonds narrowed. We also held floating-rate bonds among shorter maturities, which did not suffer the price erosion of fixed-rate short-term assets as the Fed raised rates.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT'S YOUR BOND MARKET OUTLOOK?

                 Although employment reports have been inconsistent, we see signs of continued economic growth, and expect the Fed to continue raising short-term interest rates. We also expect long-term rates to increase, but at a more measured pace. Rates are now at relatively more attractive levels than they have been in the last two years, and we are finding many opportunities to make investments.

                 We thank you for the opportunity and privilege of serving you.

             HISTORICAL YIELD CURVE*

       [CHART OF HISTORICAL YIELD CURVE]

             5/28/04       11/30/04      CHANGE
             -------       --------      ------
 3 MONTH      1.060         2.223        1.1627
 6 MONTH      1.378         2.432        1.0541
 2 YEAR       2.532         2.997        0.4645
 3 YEAR       3.063         3.251        0.1877
 5 YEAR       3.791         3.691       -0.0999
10 YEAR       4.647         4.349       -0.2976
30 YEAR       5.345         5.002       -0.3426

              [END CHART]

                 *YIELD OF TREASURY BILLS, NOTES, AND BONDS. SOURCE: BLOOMBERG
                  L.P.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------
           TOP 5 EQUITY HOLDINGS
             (% of Net Assets)
---------------------------------------------

Microsoft Corp.                          2.1%

Bank of America Corp.                    1.9%

Citigroup, Inc.                          1.6%

General Electric Co.                     1.6%

Time Warner, Inc.                        1.4%
---------------------------------------------

---------------------------------------------
           TOP 5 FIXED-INCOME HOLDINGS
              (% of Net Assets)
---------------------------------------------

U.S. Treasury Notes, 4.00%               2.0%

U.S. Treasury Inflation-Indexed
   Note, 3.50%                           1.1%

U.S. Treasury Notes, 4.75%               0.9%

Consumer Funding, LLC                    0.7%

Freddie Mac, Series 2389
   VH, 6.00%                             0.7%
---------------------------------------------

                     ASSET ALLOCATION
                        11/30/04

              [PIE CHART OF ASSET ALLOCATION]

Equity Securities                                  63.8%
Bonds                                              32.9%
Other*                                              8.1%

                    [END CHART]

                 *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-29.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES    SECURITY                                                                                   (000)
--------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (63.8%)

              STOCKS (62.3%)

              ADVERTISING (0.4%)
    51,200    Lamar Advertising Co.*                                                                  $  2,019
                                                                                                      --------
              AEROSPACE & DEFENSE (3.0%)
    40,100    Engineered Support Systems, Inc.                                                           2,205
    34,700    General Dynamics Corp.                                                                     3,760
    51,600    Precision Castparts Corp.                                                                  3,346
    65,300    Rockwell Collins, Inc.                                                                     2,603
    51,800    United Technologies Corp.                                                                  5,055
                                                                                                      --------
                                                                                                        16,969
                                                                                                      --------
              AIR FREIGHT & LOGISTICS (0.6%)
    35,200    FedEx Corp.                                                                                3,345
                                                                                                      --------
              ALUMINUM (0.7%)
   117,100    Alcoa, Inc.                                                                                3,979
                                                                                                      --------
              APPAREL, ACCESSORIES, & LUXURY GOODS (0.6%)
    34,900    Columbia Sportswear Co.*                                                                   1,986
    31,400    Liz Claiborne, Inc.                                                                        1,289
                                                                                                      --------
                                                                                                         3,275
                                                                                                      --------
              APPAREL RETAIL (1.0%)
    17,100    Chico's FAS, Inc.*                                                                           660
    19,000    Christopher & Banks Corp.                                                                    375
   115,600    Gap, Inc.                                                                                  2,526
    85,250    Pacific Sunwear of California, Inc.*                                                       1,893
                                                                                                      --------
                                                                                                         5,454
                                                                                                      --------
              APPLICATION SOFTWARE (0.1%)
    60,330    Cadence Design Systems, Inc.*                                                                829
                                                                                                      --------
              ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
    69,900    Federated Investors, Inc. "B"                                                              2,056
    40,600    Franklin Resources, Inc.                                                                   2,665
                                                                                                      --------
                                                                                                         4,721
                                                                                                      --------
              AUTO PARTS & EQUIPMENT (0.1%)
    11,900    Lear Corp.                                                                                   690
                                                                                                      --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES    SECURITY                                                                                   (000)
--------------------------------------------------------------------------------------------------------------
              BIOTECHNOLOGY (0.7%)
    43,800    Genzyme Corp.*                                                                          $  2,453
    38,500    Gilead Sciences, Inc.*                                                                     1,327
                                                                                                      --------
                                                                                                         3,780
                                                                                                      --------
              CASINOS & GAMING (0.2%)
    18,100    Harrah's Entertainment, Inc.                                                               1,111
                                                                                                      --------
              COMMUNICATIONS EQUIPMENT (1.6%)
   224,900    Cisco Systems, Inc.*                                                                       4,208
   128,200    Motorola, Inc.                                                                             2,469
   112,000    Polycom, Inc.*                                                                             2,558
                                                                                                      --------
                                                                                                         9,235
                                                                                                      --------
              COMPUTER HARDWARE (0.8%)
   117,800    Dell, Inc.*                                                                                4,773
                                                                                                      --------
              COMPUTER STORAGE & PERIPHERALS (0.2%)
    44,500    SanDisk Corp.*                                                                             1,005
                                                                                                      --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    19,000    Caterpillar, Inc.                                                                          1,739
     2,000    Oshkosh Truck Corp.                                                                          126
                                                                                                      --------
                                                                                                         1,865
                                                                                                      --------
              CONSUMER FINANCE (0.4%)
    40,300    American Express Co.                                                                       2,245
                                                                                                      --------
              DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
    15,900    DST Systems, Inc.*                                                                           775
   114,500    First Data Corp.                                                                           4,705
                                                                                                      --------
                                                                                                         5,480
                                                                                                      --------
              DISTILLERS & VINTNERS (0.2%)
    20,700    Constellation Brands, Inc. "A"*                                                              925
                                                                                                      --------
              DIVERSIFIED BANKS (1.9%)
   234,300    Bank of America Corp.                                                                     10,841
                                                                                                      --------
              DIVERSIFIED CHEMICALS (0.7%)
    93,100    Du Pont (E.I.) De Nemours & Co.                                                            4,219
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES    SECURITY                                                                                   (000)
--------------------------------------------------------------------------------------------------------------
              DIVERSIFIED COMMERCIAL SERVICES (1.1%)
   134,800    ARAMARK Corp. "B"                                                                       $  3,527
    19,900    Career Education Corp.*                                                                      774
    45,700    ITT Educational Services, Inc.*                                                            2,181
                                                                                                      --------
                                                                                                         6,482
                                                                                                      --------
              ELECTRIC UTILITIES (0.6%)
    97,700    Southern Co.                                                                               3,204
                                                                                                      --------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
    16,000    Benchmark Electronics, Inc.*                                                                 561
                                                                                                      --------
              ENVIRONMENTAL SERVICES (0.2%)
    32,300    Waste Connections, Inc.*                                                                   1,100
                                                                                                      --------
              GOLD (0.2%)
    33,000    Freeport-McMoRan Copper & Gold, Inc. "B"                                                   1,291
                                                                                                      --------
              HEALTH CARE EQUIPMENT (1.6%)
    40,800    Diagnostic Products Corp.                                                                  1,975
    34,700    Fisher Scientific International, Inc.*                                                     1,962
    99,500    Medtronic, Inc.                                                                            4,781
    11,900    Waters Corp.*                                                                                555
                                                                                                      --------
                                                                                                         9,273
                                                                                                      --------
              HEALTH CARE FACILITIES (0.5%)
   114,400    Odyssey Healthcare, Inc.*                                                                  1,527
    40,700    Triad Hospitals, Inc.*                                                                     1,494
                                                                                                      --------
                                                                                                         3,021
                                                                                                      --------
              HEALTH CARE SERVICES (0.1%)
    35,900    Dendrite International, Inc.*                                                                613
                                                                                                      --------
              HEALTH CARE SUPPLIES (0.3%)
    11,700    Cooper Companies, Inc.                                                                       814
    28,000    Edwards Lifesciences Corp.*                                                                1,053
                                                                                                      --------
                                                                                                         1,867
                                                                                                      --------
              HOME ENTERTAINMENT SOFTWARE (0.2%)
    22,000    Electronic Arts, Inc.*                                                                     1,076
                                                                                                      --------

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES    SECURITY                                                                                   (000)
--------------------------------------------------------------------------------------------------------------
              HOME IMPROVEMENT RETAIL (0.9%)
    96,300    Lowe's Companies, Inc.                                                                  $  5,328
                                                                                                      --------
              HOMEBUILDING (0.4%)
    69,150    D.R. Horton, Inc.                                                                          2,435
                                                                                                      --------
              HOUSEHOLD PRODUCTS (0.5%)
    55,100    Procter & Gamble Co.                                                                       2,947
                                                                                                      --------
              HOUSEWARES & SPECIALTIES (0.2%)
    39,200    Yankee Candle Co., Inc.*                                                                   1,194
                                                                                                      --------
              HYPERMARKETS & SUPER CENTERS (0.5%)
    54,800    Wal-Mart Stores, Inc.                                                                      2,853
                                                                                                      --------
              INDUSTRIAL CONGLOMERATES (2.6%)
   264,200    General Electric Co.                                                                       9,342
   166,600    Tyco International Ltd. (Bermuda)                                                          5,660
                                                                                                      --------
                                                                                                        15,002
                                                                                                      --------
              INDUSTRIAL GASES (0.9%)
    88,300    Air Products & Chemicals, Inc.                                                             5,055
                                                                                                      --------
              INDUSTRIAL MACHINERY (1.0%)
    76,000    Ingersoll-Rand Co. Ltd. "A"                                                                5,656
                                                                                                      --------
              INSURANCE BROKERS (0.4%)
    80,300    Arthur J. Gallagher & Co.                                                                  2,461
                                                                                                      --------
              INTEGRATED OIL & GAS (2.4%)
    57,800    ConocoPhillips                                                                             5,259
   148,400    Exxon Mobil Corp.                                                                          7,606
    15,100    Petro-Canada (Canada)                                                                        862
                                                                                                      --------
                                                                                                        13,727
                                                                                                      --------
              INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
   158,300    Sprint Corp. - FON Group                                                                   3,611
                                                                                                      --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES    SECURITY                                                                                   (000)
--------------------------------------------------------------------------------------------------------------
              INTERNET SOFTWARE & SERVICES (1.0%)
    75,000    VeriSign, Inc.*                                                                         $  2,467
    89,200    Yahoo!, Inc.*                                                                              3,356
                                                                                                      --------
                                                                                                         5,823
                                                                                                      --------
              INVESTMENT BANKING & BROKERAGE (1.4%)
   204,500    E-Trade Group, Inc.*                                                                       2,834
    97,700    Merrill Lynch & Co., Inc.                                                                  5,443
                                                                                                      --------
                                                                                                         8,277
                                                                                                      --------
              MANAGED HEALTH CARE (0.7%)
    30,900    Coventry Health Care, Inc.*                                                                1,534
    28,800    Health Net, Inc.*                                                                            784
    31,000    Pacificare Health Systems, Inc. "A"*                                                       1,500
                                                                                                      --------
                                                                                                         3,818
                                                                                                      --------
              METAL & GLASS CONTAINERS (0.8%)
   192,100    Pactiv Corp.*                                                                              4,774
                                                                                                      --------
              MOVIES & ENTERTAINMENT (1.4%)
   460,200    Time Warner, Inc.*                                                                         8,150
                                                                                                      --------
              MULTI-LINE INSURANCE (1.1%)
    96,900    American International Group, Inc.                                                         6,139
                                                                                                      --------
              OIL & GAS DRILLING (0.7%)
    53,400    Ensco International, Inc.                                                                  1,672
    81,700    GlobalSantaFe Corp. (Cayman Islands)                                                       2,565
                                                                                                      --------
                                                                                                         4,237
                                                                                                      --------
              OIL & GAS EQUIPMENT & SERVICES (0.7%)
    64,200    Schlumberger Ltd. (Netherlands)                                                            4,213
                                                                                                      --------
              OIL & GAS EXPLORATION & PRODUCTION (1.6%)
   174,600    Chesapeake Energy Corp.                                                                    3,143
    74,700    Noble Energy, Inc.                                                                         4,765
    28,500    XTO Energy, Inc.                                                                           1,036
                                                                                                      --------
                                                                                                         8,944
                                                                                                      --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.1%)
   203,239    Citigroup, Inc.                                                                            9,095
    73,900    Principal Financial Group, Inc.                                                            2,785
                                                                                                      --------
                                                                                                        11,880
                                                                                                      --------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES    SECURITY                                                                                   (000)
--------------------------------------------------------------------------------------------------------------
              PACKAGED FOODS & MEAT (0.2%)
    65,900    Hain Celestial Group, Inc.*                                                             $  1,280
                                                                                                      --------
              PAPER PRODUCTS (0.4%)
    61,200    International Paper Co.                                                                    2,541
                                                                                                      --------
              PERSONAL PRODUCTS (0.8%)
   101,200    Gillette Co.                                                                               4,401
                                                                                                      --------
              PHARMACEUTICALS (4.4%)
   109,600    Abbott Laboratories                                                                        4,599
    79,700    Biovail Corp. (Canada)*                                                                    1,200
    21,900    Elan Corp. plc ADR (Ireland)*(h)                                                             578
    50,800    Eli Lilly & Co.                                                                            2,709
    58,800    King Pharmaceuticals, Inc.*                                                                  732
   251,500    Pfizer, Inc.                                                                               6,984
   223,100    Schering-Plough Corp.                                                                      3,982
    19,800    Watson Pharmaceuticals, Inc.*                                                                575
   102,900    Wyeth                                                                                      4,103
                                                                                                      --------
                                                                                                        25,462
                                                                                                      --------
              PROPERTY & CASUALTY INSURANCE (0.9%)
    21,000    Ambac Financial Group, Inc.                                                                1,708
    97,687    St. Paul Travelers Companies, Inc.                                                         3,564
                                                                                                      --------
                                                                                                         5,272
                                                                                                      --------
              RAILROADS (1.0%)
   147,600    CSX Corp.                                                                                  5,628
                                                                                                      --------
              REGIONAL BANKS (0.6%)
    47,300    Zions Bancorp.                                                                             3,145
                                                                                                      --------
              RESTAURANTS (0.2%)
    33,400    CBRL Group, Inc.                                                                           1,362
                                                                                                      --------
              SEMICONDUCTOR EQUIPMENT (0.9%)
   118,700    Applied Materials, Inc.*                                                                   1,975
    38,700    Lam Research Corp.*                                                                        1,007
    55,800    Varian Semiconductor Equipment Associates, Inc.*                                           1,982
                                                                                                      --------
                                                                                                         4,964
                                                                                                      --------

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==================--------------------------------------------------------------
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                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES    SECURITY                                                                                   (000)
--------------------------------------------------------------------------------------------------------------
              SEMICONDUCTORS (1.6%)
    57,800    Analog Devices, Inc.                                                                    $  2,136
    56,900    Fairchild Semiconductor International, Inc. "A"*                                             871
   115,900    Intel Corp.                                                                                2,590
    21,400    International Rectifier Corp.*                                                               906
   114,400    Texas Instruments, Inc.                                                                    2,766
                                                                                                      --------
                                                                                                         9,269
                                                                                                      --------
              SOFT DRINKS (0.8%)
    85,600    PepsiCo, Inc.                                                                              4,272
                                                                                                      --------
              SPECIALTY STORES (2.3%)
    11,000    Guitar Center, Inc.*                                                                         532
   146,200    Michaels Stores, Inc.                                                                      3,995
    41,900    O'Reilly Automotive, Inc.*                                                                 1,824
    58,400    Petco Animal Supplies, Inc.*                                                               2,112
    48,400    PETsMART, Inc.                                                                             1,659
    91,500    Staples, Inc.                                                                              2,920
                                                                                                      --------
                                                                                                        13,042
                                                                                                      --------
              SYSTEMS SOFTWARE (2.7%)
   114,700    Computer Associates International, Inc.                                                    3,502
   444,300    Microsoft Corp.                                                                           11,912
                                                                                                      --------
                                                                                                        15,414
                                                                                                      --------
              TECHNOLOGY DISTRIBUTORS (0.4%)
    31,600    CDW Corp.                                                                                  2,077
                                                                                                      --------
              THRIFTS & MORTGAGE FINANCE (0.6%)
    23,800    Fannie Mae                                                                                 1,635
    12,900    Golden West Financial Corp.                                                                1,538
                                                                                                      --------
                                                                                                         3,173
                                                                                                      --------
              TOBACCO (0.8%)
    79,100    Altria Group, Inc.                                                                         4,547
                                                                                                      --------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
    26,400    Fastenal Co.                                                                               1,615
                                                                                                      --------
              TRUCKING (0.3%)
    34,000    Yellow Roadway Corp.*                                                                      1,797
                                                                                                      --------

20

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                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES    SECURITY                                                                                   (000)
--------------------------------------------------------------------------------------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (1.0%)
   200,800    Nextel Communications, Inc. "A"*                                                        $  5,715
                                                                                                      --------
              Total stocks (cost: $324,987)                                                            356,748
                                                                                                      --------

              EXCHANGE-TRADED FUNDS (1.5%)

    73,600    iShares Russell 2000 Growth Index Fund(h)                                                  4,799
    31,300    MidCap SPDR Trust Series 1(h)                                                              3,659
                                                                                                      --------
              Total exchange-traded funds (cost: $7,998)                                                 8,458
                                                                                                      --------
              Total equity securities (cost: $332,985)                                                 365,206
                                                                                                      --------

 PRINCIPAL
    AMOUNT                                                               COUPON
     (000)                                                                 RATE         MATURITY
----------                                                               ------         --------
              BONDS (32.9%)

              CORPORATE OBLIGATIONS (15.3%)

              AEROSPACE & DEFENSE (0.2%)
   $ 1,000    Boeing Capital Corp., Senior Notes                           5.40%      11/30/2009         1,052
                                                                                                      --------
              APPAREL, ACCESSORIES, & LUXURY GOODS (0.2%)
     1,000    Kellwood Co., Senior Notes                                   7.88        7/15/2009         1,107
                                                                                                      --------
              BREWERS (0.2%)
     1,000    Miller Brewing Co., Guaranteed Notes(a)                      4.25        8/15/2008         1,006
                                                                                                      --------
              BROADCASTING & CABLE TV (0.5%)
     1,000    Comcast Cable Communications, Inc.,
                Senior Notes                                               6.88        6/15/2009         1,108
     1,000    Continental Cablevision, Inc., Debentures                    9.50        8/01/2013         1,088
     1,000    Cox Communications, Inc., Notes(h)                           4.63        6/01/2013           933
                                                                                                      --------
                                                                                                         3,129
                                                                                                      --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
     1,000    John Deere Capital Corp., MTN,
                Senior Notes                                               2.64(d)     5/20/2005         1,001
                                                                                                      --------
              CONSUMER FINANCE (1.4%)
     1,000    American Honda Finance Corp., MTN(a)                         2.38(d)     5/11/2007         1,001
     1,000    Ford Motor Credit Corp., Global Notes                        7.60        8/01/2005         1,027

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                               COUPON                          VALUE
     (000)    SECURITY                                                     RATE         MATURITY         (000)
--------------------------------------------------------------------------------------------------------------
   $ 1,000    General Motors Acceptance Corp., Notes(h)                    3.33%(d)   10/20/2005      $  1,004
     1,000    General Motors Acceptance Corp., Notes                       6.75       12/01/2014           988
     2,000    Household Finance Corp., Notes                               6.38       10/15/2011         2,201
     2,000    SLM Corp., Notes                                             5.38        1/15/2013         2,037
                                                                                                      --------
                                                                                                         8,258
                                                                                                      --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
     1,000    Fiserv, Inc., Notes                                          4.00        4/15/2008         1,002
                                                                                                      --------
              DIVERSIFIED BANKS (0.6%)
     2,050    First Union Corp., Bond                                      6.82        8/01/2026(c)      2,497
       909    U.S. Central Credit Union, Senior Notes                      2.70        9/30/2009           881
                                                                                                      --------
                                                                                                         3,378
                                                                                                      --------
              ELECTRIC UTILITIES (2.1%)
     2,000    El Paso Electric Co., First Mortgage Bond,
                Series E                                                   9.40        5/01/2011         2,224
     1,000    Entergy Mississippi, Inc., First Mortgage Bonds              5.15        2/01/2013           995
     1,000    FirstEnergy Corp., Notes, Series B                           6.45       11/15/2011         1,075
     1,000    Northern States Power Co.,
                First Mortgage Bonds                                       2.88        8/01/2006           993
       977    Oglethorpe Power Corp., Secured Series
                Facility Bonds                                             6.97        6/30/2011         1,040
     2,000    Power Contract Financing, Senior Notes(a)                    6.26        2/01/2010         2,083
     1,000    PPL Capital Funding, Inc., Guaranteed Notes,
                Series A                                                   4.33        3/01/2009           986
     1,000    Public Service Electric & Gas Co.,
                First Mortgage Bond, Series A                              2.06(d)     6/23/2006         1,000
     1,000    Sempra Energy ESOP, Series 1999 (NBGA)(a)                    4.21       11/01/2014(c)      1,005
       800    Teco Energy, Inc., Senior Notes                             10.50       12/01/2007           930
                                                                                                      --------
                                                                                                        12,331
                                                                                                      --------
              ENVIRONMENTAL SERVICES (0.2%)
     1,000    WMX Technologies, Inc., Senior Notes                         7.38        8/01/2010         1,143
                                                                                                      --------
              FOOD RETAIL (0.2%)
     1,000    Safeway Inc., Notes                                          5.80        8/15/2012         1,041
                                                                                                      --------
              GAS UTILITIES (1.1%)
     1,000    Kinder Morgan Energy Partners, LP,
                Senior Notes                                               5.13       11/15/2014           989
     1,000    Noram Energy Corp., Debentures                               6.50        2/01/2008         1,073

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                               COUPON                          VALUE
     (000)    SECURITY                                                     RATE         MATURITY         (000)
--------------------------------------------------------------------------------------------------------------
   $ 1,000    Peoples Energy Corp., Notes                                  6.90%       1/15/2011      $  1,108
     2,000    Texas Gas Transmission Corp., LLC, Notes                     4.60        6/01/2015         1,898
     1,000    Valero Logistics Operations, LP, Senior Notes                6.05        3/15/2013         1,049
                                                                                                      --------
                                                                                                         6,117
                                                                                                      --------
              HEALTH CARE FACILITIES (0.2%)
     1,000    HCA, Inc., Notes                                             5.25       11/06/2008         1,003
                                                                                                      --------
              HOUSEWARES & SPECIALTIES (0.2%)
     1,380    Newell Rubermaid, Inc., MTN, Series A                        6.35        7/15/2008         1,461
                                                                                                      --------
              INTEGRATED OIL & GAS (0.2%)
     1,000    Occidental Petroleum Corp., Senior Notes                     5.88        1/15/2007         1,047
                                                                                                      --------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     1,000    Citizens Communications Co., Notes                           8.50        5/15/2006         1,076
                                                                                                      --------
              LIFE & HEALTH INSURANCE (0.3%)
     2,000    Phoenix Home Life Mutual Insurance, Notes(a)                 6.95       12/01/2006         2,096
                                                                                                      --------
              MANAGED HEALTH CARE (0.4%)
     2,000    Highmark, Inc., Senior Notes(a)                              6.80        8/15/2013         2,151
                                                                                                      --------
              METAL & GLASS CONTAINERS (0.2%)
     1,000    Pactiv Corp., Notes                                          7.20       12/15/2005         1,038
                                                                                                      --------
              MOVIES & ENTERTAINMENT (0.4%)
     1,000    AOL Time Warner, Inc., Notes                                 5.63        5/01/2005         1,012
     1,000    AOL Time Warner, Inc., Notes                                 6.88        5/01/2012         1,125
                                                                                                      --------
                                                                                                         2,137
                                                                                                      --------
              MULTI-LINE INSURANCE (0.2%)
     1,000    American General Finance Corp., Notes                        2.00(d)     3/29/2006           999
                                                                                                      --------
              MULTI-UTILITIES & UNREGULATED POWER (0.2%)
     1,000    Duke Capital Corp., Senior Notes                             5.50        3/01/2014         1,012
                                                                                                      --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                               COUPON                          VALUE
     (000)    SECURITY                                                     RATE         MATURITY         (000)
--------------------------------------------------------------------------------------------------------------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
   $ 1,000    Enterprise Products Operating, LP,
               Senior Notes(a)                                             5.60%      10/15/2014      $    999
     1,000    Halliburton Co., Senior Notes(a)                             2.85(d)     1/26/2007         1,001
                                                                                                      --------
                                                                                                         2,000
                                                                                                      --------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     1,000    Devon Financing Corp., ULC, Notes                            6.88        9/30/2011         1,128
                                                                                                      --------
              OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.2%)
     1,000    Magellan Midstream Partners, LP, Notes                       6.45        6/01/2014         1,076
                                                                                                      --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     1,000    Citigroup, Inc., Global Notes                                4.25        7/29/2009         1,007
     1,000    Textron Financial Corp., Notes                               2.75        6/01/2006           990
                                                                                                      --------
                                                                                                         1,997
                                                                                                      --------
              PACKAGED FOODS & MEAT (0.2%)
     1,000    General Mills, Inc., Notes                                   2.63       10/24/2006           983
                                                                                                      --------
              PAPER PRODUCTS (0.2%)
     1,000    MeadWestVaco Corp., Notes                                    2.37(d)    12/01/2005         1,000
                                                                                                      --------
              PROPERTY & CASUALTY INSURANCE (0.7%)
     1,000    21st Century Insurance Group, Senior Notes                   5.90       12/15/2013         1,005
     1,000    ACE INA Holdings, Inc., Senior Notes                         5.88        6/15/2014         1,006
     1,000    AXIS Capital Holdings Ltd., Senior Notes                     5.75       12/01/2014           993
     1,000    Ohio Casualty Corp., Notes                                   7.30        6/15/2014         1,047
                                                                                                      --------
                                                                                                         4,051
                                                                                                      --------
              RAILROADS (0.3%)
     2,000    Union Pacific Railroad Corp., Pass-Through
                Certificates, Series 2004-2(a)                             5.21        9/30/2014         1,987
                                                                                                      --------
              REAL ESTATE INVESTMENT TRUSTS (1.8%)
     1,000    Duke Realty, LP, Notes                                       5.40        8/15/2014         1,009
     1,000    EOP Operating, LP, Guaranteed Notes                          4.75        3/15/2014           958
     2,000    ERP Operating, LP, Notes                                     5.25        9/15/2014         1,995
     1,000    iStar Financial, Inc., Senior Notes, Series B                5.13        4/01/2011         1,000
     1,000    Liberty Property, LP, Senior Notes                           5.65        8/15/2014         1,016

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                               COUPON                          VALUE
     (000)    SECURITY                                                     RATE         MATURITY         (000)
--------------------------------------------------------------------------------------------------------------

  $ 1,000     Nationwide Health Properties, Inc., MTN,
                Series B                                                   7.60%       5/10/2007      $  1,069
     2,000    Pan Pacific Retail Properties, Inc., Notes                   7.95        4/15/2011         2,282
     1,000    Union Dominion Realty Trust, Senior Notes                    5.25        1/15/2015           982
                                                                                                      --------
                                                                                                        10,311
                                                                                                      --------
              REGIONAL BANKS (0.6%)
     1,000    Bank of Hawaii, Notes                                        6.88        3/01/2009         1,098
     1,000    Imperial Bank, Subordinated Capital Notes                    8.50        4/01/2009         1,157
     1,000    Union Planters Bank, N.A., Subordinated Notes                6.50        3/15/2018(c)      1,066
                                                                                                      --------
                                                                                                         3,321
                                                                                                      --------
              REINSURANCE (0.2%)
     1,000    Montpelier Re Holdings Ltd., Senior Notes                    6.13        8/15/2013         1,021
                                                                                                      --------
              SPECIALTY CHEMICALS (0.2%)
     1,000    Lubrizol Corp., Senior Notes                                 5.50       10/01/2014           988
                                                                                                      --------
              THRIFTS & MORTGAGE FINANCE (0.5%)
     1,000    Independence Community Bank Corp., Notes(l)                  3.50        6/20/2013           961
     2,000    Washington Mutual Bank, Subordinated Notes                   5.65        8/15/2014         2,047
                                                                                                      --------
                                                                                                         3,008
                                                                                                      --------
              Total corporate obligations (cost: $85,388)                                               87,456
                                                                                                      --------

              EURODOLLAR AND YANKEE OBLIGATIONS (1.4%)(n)

              DIVERSIFIED BANKS (0.3%)
     1,000    Bayerische Landesbank, MTN (Germany)                         2.60       10/16/2006           986
     1,000    Nordea Bank AB, Subordinated Notes
                (Sweden)(a)                                                5.25       11/30/2012         1,027
                                                                                                      --------
                                                                                                         2,013
                                                                                                      --------
              DIVERSIFIED METALS & MINING (0.6%)
     2,000    Brascan Corp., Notes (Canada)                                8.13       12/15/2008         2,266
     1,000    Glencore Funding, LLC, Notes (Switzerland)(a)                6.00        4/15/2014           951
                                                                                                      --------
                                                                                                         3,217
                                                                                                      --------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     1,000    Deutsche Telekom International Finance B.V.,
                Notes (Germany)                                            8.25        6/15/2005         1,029
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                               COUPON                          VALUE
     (000)    SECURITY                                                     RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS (0.3%)
   $ 2,000    Westfield Capital Corp., Senior Notes
                (Australia)(a)                                             5.13%      11/15/2014      $  1,958
                                                                                                      --------
              Total Eurodollar and Yankee obligations
                (cost: $7,999)                                                                           8,217
                                                                                                      --------

              ASSET-BACKED SECURITIES (4.2%)

              AIRLINES (0.7%)
       950    Airplanes Pass-Through Trust,
                Pass-Through Certificates,
                Series 1R, Class A8                                        2.21(d)     3/15/2019           826
       665    America West Airlines, Inc.,
                Pass-Through Certificates,
                Series 1996-1, Class A, EETC                               6.85        7/02/2009           656
       852    American Airlines, Pass-Through Certificates,
                Series 2002-1, Class G, EETC (INS)                         2.55(d)     9/23/2007           857
     1,000    Delta Air Lines, Inc., Pass-Through Certificates,
                Series 2001-1, Class A-2, EETC(h)                          7.11        9/18/2011           965
       854    Northwest Airlines Corp.,
                Pass-Through Certificates,
                Series 1999-2A, EETC(h)                                    7.58        3/01/2019           876
                                                                                                      --------
                                                                                                         4,180
                                                                                                      --------
              ASSET-BACKED FINANCING (3.5%)
     1,000    AESOP Funding II, LLC, Series 2004-2A,
                Class A1(a)                                                2.76        4/20/2008           985
     2,000    Bank One Issuance Trust, Notes,
                Series 2003-A2, Class A2                                   2.15(d)    10/15/2008         2,002
     1,000    Capital One Multi-Asset Execution Trust,
                Notes, Series 2003-C2, Class C2                            4.32        4/15/2009         1,012
     2,000    Citibank Credit Card Issuance Trust,
                Series 2001-A8, Class A8                                   4.10       12/07/2006         2,002
     4,000    Consumers Funding, LLC,
                Series 2001-1, Class A5                                    5.43        4/20/2015         4,211
     1,000    DaimlerChrysler Auto Trust,
                Series 2003-A , Class A3                                   2.12       11/08/2006           997
     1,000    Detroit Edison Securitization Funding, LLC,
                Series 2001-1, Class A5                                    6.42        3/01/2015         1,114
     1,000    Honda Auto Receivables Owner Trust,
                Series 2003-3, Class A3                                    2.14        4/23/2007           995

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                               COUPON                          VALUE
     (000)    SECURITY                                                     RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------
   $ 2,010    MBNA Credit Card Master Note Trust,
                Series 2002-A6, Class A6                                   3.90%      11/15/2007      $  2,024
       781    Oncor Electric Delivery Transition Bond Co.,
                Bonds, Series 2003-1, Class A1                             2.26        2/15/2009           775
     2,000    SLM Student Loan Trust, Series 2004-8,
                Class A2                                                   2.12(d)     7/25/2013         2,001
     2,000    Whole Auto Loan Trust, Series 2003-1,
                Class A3B(a)                                               1.99        5/15/2007         1,984
                                                                                                      --------
                                                                                                        20,102
                                                                                                      --------
              Total asset-backed securities (cost: $23,845)                                             24,282
                                                                                                      --------

              COMMERCIAL MORTGAGE SECURITIES (0.7%)

              COMMERICAL MORTGAGE-BACKED SECURITIES (0.5%)
     1,000    Credit Suisse First Boston Mortgage
                Securities Corp., Series 1998-C1, Class D                  7.17        5/17/2040         1,109
       453    LB Commercial Conduit Mortgage Trust,
                Series 1995-C2, Class C                                    7.78        9/25/2025           454
     1,250    Merrill Lynch Mortgage Investors, Inc.,
                Series 1998-C1, Class A2                                   6.48       11/15/2026         1,332
                                                                                                      --------
                                                                                                         2,895
                                                                                                      --------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.2%)(g)
    10,000    Greenwich Capital Commercial Funding Corp.,
                Series 2002-C1, Class XP
                (acquired 8/13/2003; cost $1,026)(a,b)                     2.29        1/11/2035           808
                                                                                                      --------
              Total commercial mortgage securities (cost: $3,696)                                        3,703
                                                                                                      --------

              U.S. GOVERNMENT AGENCY ISSUES (6.6%)(j)

              DEBENTURES (1.3%)
              Fannie Mae,(+)
     2,000      CPI Floating Rate Note                                     3.79(d)    12/17/2009         2,022
     2,000      Subordinate Note                                           5.25        8/01/2012         2,059
     3,000      Benchmark Note                                             5.38       11/15/2011         3,180
                                                                                                      --------
                                                                                                         7,261
                                                                                                      --------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.1%)
     1,825    Freddie Mac, Pool C79394(+)                                  5.50        4/01/2033         1,850
              Government National Mortgage Assn. I,
     3,163      Pool 603868                                                5.50        1/15/2033         3,223
       357      Pool 587184                                                7.00        4/15/2032           380

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                               COUPON                          VALUE
     (000)    SECURITY                                                     RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------
   $   865    Government National Mortgage Assn. II,
                Pool 781494                                                6.50%       8/20/2031      $    911
                                                                                                      --------
                                                                                                         6,364
                                                                                                      --------
              COLLATERALIZED MORTGAGE OBLIGATIONS (3.9%)
              Fannie Mae,(+)
     1,000      Series 2001-25 D                                           6.00        2/25/2014         1,006
     1,673      Series 1999-25 VB                                          6.00        4/25/2016         1,690
     1,843      Series 2001-20 VB                                          6.00        9/25/2017         1,869
     2,000      Series 2001-29 VB                                          6.50        8/25/2016         2,028
              Freddie Mac,(+)
     2,449      Series 2435 VG                                             6.00        2/15/2013         2,556
     4,000      Series 2389 VH                                             6.00       12/01/2031         4,121
     4,000      Series 2427 VL                                             6.50       11/15/2017         4,097
     2,000      Series 2445 VD                                             6.50        4/15/2018         2,065
              Government National Mortgage Assn. I,
     1,000      Series 1999-14 VD                                          6.00        3/20/2014         1,040
        61      Series 1999-11 VC                                          6.50        5/20/2014            61
     2,000      Series 2001-49 VB                                          7.00       11/16/2016         2,079
                                                                                                      --------
                                                                                                        22,612
                                                                                                      --------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.3%)
     1,714    Rowan Companies, Inc., Guaranteed Bond,
                Title XI                                                   2.80       10/20/2013         1,627
                                                                                                      --------
              Total U.S. government agency issues (cost: $36,865)                                       37,864
                                                                                                      --------

              U.S. TREASURY SECURITIES (4.0%)

              INFLATION-INDEXED NOTE (1.1%)(f)
     5,455    3.50%, 1/15/2011                                                                           6,198
                                                                                                      --------
              NOTES (2.9%)
    12,000    4.00%, 2/15/2014(h)                                                                       11,704
     5,000    4.75%, 5/15/2014(h)                                                                        5,155
                                                                                                      --------
                                                                                                        16,859
                                                                                                      --------
              Total U.S. Treasury securities (cost: $22,458)                                            23,057
                                                                                                      --------

              MUNICIPAL BONDS (0.7%)

              COMMUNITY SERVICE (0.1%)
     1,000    Jicarilla Apache Nation, NM, RB                              2.95       12/01/2006           989
                                                                                                      --------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                               COUPON                          VALUE
     (000)    SECURITY                                                     RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------
              ELECTRIC UTILITIES (0.2%)
   $ 1,000    Ohio Edison Co., Water Development Auth.
                PCRB, Series 1999A                                         2.25%       6/01/2033(c)   $    992
                                                                                                      --------
              ENVIRONMENTAL SERVICES (0.2%)
     1,000    California State Financing Auth. PCRB,
                 (Republic Services, Inc.)                                  2.00      12/01/2033(c)      1,000
                                                                                                      --------
              SPECIAL ASSESSMENT/TAX/FEE (0.2%)
     1,000    Short Pump Town Center Community
                 Development Auth., VA, RB(a)                               4.85       2/01/2006           990
                                                                                                      --------
              Total municipal bonds (cost: $4,000)                                                       3,971
                                                                                                      --------
              Total bonds (cost: $184,251)                                                             188,550
                                                                                                      --------

              MONEY MARKET INSTRUMENTS (2.9%)

              VARIABLE-RATE DEMAND NOTES (1.3%)(e)
              ------------------------------------
              ELECTRIC UTILITIES (0.1%)
       600    Sempra Energy ESOP, Series 1999A (NBGA)(a)                    2.78      11/01/2014           600
                                                                                                      --------
              HEALTH CARE FACILITIES (0.5%)
     3,145    Vista Funding Corp., Notes,
                 Series 2000A (LOC - Sky Bank)                              3.18       6/01/2025         3,145
                                                                                                      --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
     1,860    145 Associates Ltd., Notes,
                 Series 2000 (LOC - Sky Bank)                               3.18      10/01/2020         1,860
     1,890    CAH Holdings, Inc.
                 (LOC - First Commercial Bank)                              2.38       8/01/2028         1,890
                                                                                                      --------
                                                                                                         3,750
                                                                                                      --------
                                                                                                         7,495
                                                                                                      --------
              COMMERCIAL PAPER (0.2%)
              -----------------------
              OTHER DIVERSIFIED FINANCIAL SERVICES
       993    Wheels, Inc.(a,k)                                             2.10      12/01/2004           993
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                               COUPON                          VALUE
 OF SHARES    SECURITY                                                     RATE          MATURITY        (000)
--------------------------------------------------------------------------------------------------------------
              MONEY MARKET FUND (1.4%)(i)
              ---------------------------
 8,426,669    SSgA Prime Money Market Fund                                 1.82%               -      $  8,427
                                                                                                      --------
              Total money market instruments (cost: $16,915)                                            16,915
                                                                                                      --------

  PRINCIPAL
     AMOUNT
      (000)
-----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (5.2%)

              CORPORATE OBLIGATIONS (0.9%)
              ----------------------------
              LIFE AND HEALTH INSURANCE
   $ 5,000    Monumental Global Funding II, Notes(a)                       2.35(d)     5/02/2005         5,005
                                                                                                      --------
              REPURCHASE AGREEMENTS (4.3%)(m)
              -------------------------------
    19,500    CS First Boston LLC, 2.06%, acquired on
                11/30/2004 and due 12/01/2004 at $19,500
                (collateralized by $66,100 of U.S. Treasury
                STRIPS, 6.13%(o), due 11/15/2027; market
                value $19,890)                                                                          19,500
     5,000    Merrill Lynch Government Securities, Inc.,
                2.04%, acquired on 11/30/2004 and due
                12/01/2004 at $5,000 (collateralized by
                $5,100 of Federal Home Loan Bank
                Bonds, 6.00%, due 4/26/2024;
                market value $5,134)                                                                     5,000
                                                                                                      --------
                                                                                                        24,500
                                                                                                      --------

    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (0.0%)(i,p)
              ------------------------------
   94,971     AIM Short-Term Investment Co. Liquid
                Assets Portfolio                                           1.93                -            95
   27,125     Merrill Lynch Premier Institutional Fund                     1.90                -            27
                                                                                                      --------
                                                                                                           122
                                                                                                      --------

              Total short-term investments purchased with cash collateral
                from securities loaned (cost: $29,627)                                                  29,627
                                                                                                      --------
              TOTAL INVESTMENTS (COST: $563,778)                                                      $600,298
                                                                                                      ========

30

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ISHARES - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on various stock exchanges.

         SPDR - Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange
         (AMEX).

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         CPI     Consumer Price Index
         EETC    Enhanced Equipment Trust Certificate
         ESOP    Employee Stock Ownership Plan
         MTN     Medium-Term Note
         PCRB    Pollution Control Revenue Bond
         RB      Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company or other corporation, or a collateral trust may provide the enhancement.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

         (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

         (INS) Principal and interest payments are insured by MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees, and valued using methods determined by a pricing service, under valuation procedures approved by the Board of Trustees. The market value of this security at November 30, 2004, was $808,000, which represented 0.1% of the Fund's net assets.

         (c) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature may shorten the effective maturity of the security.

         (d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2004.

         (e) Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily,

32

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

             weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (f) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         (g) Interest-only commercial mortgage-backed securities (IO CMBSs)
             - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which the current interest rate is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (h) The security or a portion thereof was out on loan as of November 30, 2004.

         (i) Rate represents the money market fund annualized seven-day yield at November 30, 2004.

         (j) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA)

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

             and certain other U.S. government agencies are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (l) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

         (m) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked- to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (n) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

34

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

         (o) Zero-coupon security. Rate represents the effective yield at November 30, 2004.

         (p) Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding November 30, 2004.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $28,809) (identified cost of $563,778)                    $600,298
   Cash                                                                           1
   Receivables:
      Capital shares sold                                                       502
      USAA Investment Management Company                                        548
      Dividends and interest                                                  3,856
      Securities sold                                                         3,425
      Other                                                                       7
                                                                           --------
         Total assets                                                       608,637
                                                                           --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                       29,627
      Securities purchased                                                    5,479
      Capital shares redeemed                                                   315
   Accrued management fees                                                      350
   Accrued transfer agent's fees                                                  6
   Other accrued expenses and payables                                           36
                                                                           --------
         Total liabilities                                                   35,813
                                                                           --------
            Net assets applicable to capital shares outstanding            $572,824
                                                                           ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                         $523,690
   Accumulated undistributed net investment income                            2,679
   Accumulated net realized gain on investments                               9,935
   Net unrealized appreciation of investments                                36,520
                                                                           --------
            Net assets applicable to capital shares outstanding            $572,824
                                                                           ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                               37,501
                                                                           ========
   Net asset value, redemption price, and offering price per share         $  15.27
                                                                           ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA BALANCED STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                             $ 3,411
   Interest                                                                4,386
   Securities lending                                                         44
                                                                         -------
      Total income                                                         7,841
                                                                         -------
EXPENSES
   Management fees                                                         2,034
   Administrative and servicing fees                                         407
   Transfer agent's fees                                                     816
   Custody and accounting fees                                               100
   Postage                                                                    67
   Shareholder reporting fees                                                 31
   Trustees' fees                                                              3
   Registration fees                                                          20
   Professional fees                                                          22
   Other                                                                       7
                                                                         -------
      Total expenses                                                       3,507
   Expenses reimbursed                                                      (795)
   Expenses paid indirectly                                                  (29)
                                                                         -------
      Net expenses                                                         2,683
                                                                         -------
NET INVESTMENT INCOME                                                      5,158
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                      14,271
   Change in net unrealized appreciation/depreciation                      5,744
                                                                         -------
      Net realized and unrealized gain                                    20,015
                                                                         -------
   Increase in net assets resulting from operations                      $25,173
                                                                         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA BALANCED STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2004 (UNAUDITED),
AND YEAR ENDED MAY 31, 2004

                                                                   11/30/2004   5/31/2004
                                                                   ----------------------
FROM OPERATIONS
   Net investment income                                           $    5,158   $   6,054
   Net realized gain on investments                                    14,271      24,841
   Change in net unrealized appreciation/depreciation
      of investments                                                    5,744      14,033
                                                                   ----------------------
      Increase in net assets resulting
         from operations                                               25,173      44,928
                                                                   ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                               (3,641)     (6,463)
                                                                   ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                           61,685     188,486
   Shares issued for dividends reinvested                               3,597       6,381
   Cost of shares redeemed                                            (36,941)    (61,223)
                                                                   ----------------------
      Increase in net assets from capital
         share transactions                                            28,341     133,644
                                                                   ----------------------
   Net increase in net assets                                          49,873     172,109

NET ASSETS
      Beginning of period                                             522,951     350,842
                                                                   ----------------------
      End of period                                                $  572,824   $ 522,951
                                                                   ======================
   Accumulated undistributed net investment income:
      End of period                                                $    2,679   $   1,162
                                                                   ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                          4,178      13,103
   Shares issued for dividends reinvested                                 244         452
   Shares redeemed                                                     (2,502)     (4,262)
                                                                   ----------------------
      Increase in shares outstanding                                    1,920       9,293
                                                                   ======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA Balanced Strategy Fund (the Fund). The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, except as otherwise noted, traded
                 primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or the official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Securities trading in various foreign markets may take
                 place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                 the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

              5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                 consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

              U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2005, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no when-issued commitments as of November 30, 2004.

           G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

              Fund's expenses. For the six-month period ended November 30, 2004, brokerage commission reimbursements and custodian and other bank credits reduced the Fund's expenses by $28,000 and $1,000, respectively, resulting in a total reduction in Fund expenses of $29,000.

           H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

         assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended November 30, 2004, the Fund paid CAPCO facility fees of $2,000. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2004.

         On November 17, 2004, the Trust's Board of Trustees approved, effective January 6, 2005, the termination of the $100 million line of credit with Bank of America and State Street and the renewal of the line of credit with CAPCO at a reduced amount of $300 million.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2005, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2004, the Fund had

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

         capital loss carryovers of $4,191,000 for federal income tax purposes, which if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2004, were $168,582,000 and $142,955,000, respectively.

         As of November 30, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2004, were $43,770,000 and $7,250,000, respectively, resulting in net unrealized appreciation of $36,520,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

         when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended November 30, 2004, the Fund received securities-lending income of $44,000, which is net of the 20% income retained by MetWest. As of November 30, 2004, the Fund loaned securities having a fair market value of approximately $28,809,000 and received cash collateral of $29,627,000 for the loans. The cash collateral was invested in short-term investments as noted in the Fund's portfolio of investments.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Fund is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

              Index, which tracks the total return performance of the 30 largest funds in the Lipper Balanced Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/-1.00% to 4.00%                        +/-0.04%
+/-4.01% to 7.00%                        +/-0.05%
+/-7.01% and greater                     +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Balanced Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended November 30, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $2,034,000, which included no performance adjustment.

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average net assets that Wellington Management manages. For the six-month period ended November 30, 2004, the Manager paid Wellington Management subadvisory fees of $315,000.

           C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $407,000.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, excluding the effect of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This arrangement may be modified or terminated at any time. For the six-month period ended November 30, 2004, the Fund incurred reimbursable expenses of $795,000.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended November 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $816,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                    NOVEMBER 30,                          YEAR ENDED MAY 31,
                                   --------------------------------------------------------------------------------------
                                       2004             2004           2003           2002           2001            2000
                                   --------------------------------------------------------------------------------------
Net asset value at
      beginning of period          $  14.70         $  13.35       $  14.20       $  15.25        $  15.26       $  14.02
                                   --------------------------------------------------------------------------------------
Income (loss) from
      investment operations:
      Net investment income             .14              .20            .28            .35(a,d)        .33            .27
      Net realized and
           unrealized gain (loss)       .53             1.37           (.70)          (.40)(a,d)       .77           1.22
                                   --------------------------------------------------------------------------------------
Total from investment operations        .67             1.57           (.42)          (.05)(a,d)      1.10           1.49
                                   --------------------------------------------------------------------------------------
Less distributions:
      From net investment income       (.10)            (.22)          (.29)          (.34)           (.32)          (.25)
      From realized capital gains                          -           (.14)          (.66)           (.79)             -
                                   --------------------------------------------------------------------------------------
Total distributions                    (.10)            (.22)          (.43)         (1.00)          (1.11)          (.25)
                                   --------------------------------------------------------------------------------------
Net asset value at end of period   $  15.27         $  14.70       $  13.35       $  14.20        $  15.25       $  15.26
                                   ======================================================================================
Total return (%)*                      4.58            11.82          (2.71)          (.06)           7.37          10.65
Net assets at end of period (000)  $572,824         $522,951       $350,842       $327,563        $184,977       $148,153
Ratio of expenses to
      average net assets (%)**         1.00(b,c,e)      1.00(c,e)      1.00(c,e)      1.02(c,e)       1.23(c,e)      1.25(c,e)
Ratio of expenses to average net
      assets, excluding
      reimbursements (%)**             1.29(b,e)        1.33(e)        1.47(e)        1.35(e)            -           1.26(e)
Ratio of net investment
      income to average
      net assets (%)**                 1.90(b)          1.38           2.19          2.41(d)          2.30           1.92
Portfolio turnover (%)                27.31            55.26         113.80         42.34            80.60          87.11

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended November 30, 2004, average net assets were $541,242,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective August 1, 2001, the Manager voluntarily agreed to limit the Fund's  expense  ratio to 1.00% of  the  Fund's average  annual  net assets.  Prior to this date, the voluntary expense ratio limit was 1.25%  of the Fund's  average annual net assets.
(d) In 2001,  a  change in  amortization method  was made as required by an accounting  pronouncement.  This  change  had no effect on these amounts.
(e) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's  expenses paid indirectly decreased the expense ratios as follows:
                                       (.01%)           (.02%)         (.01%)           -                -              -

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2004, through November 30, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

52

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                        BEGINNING           ENDING           DURING PERIOD*
                                      ACCOUNT VALUE     ACCOUNT VALUE        JUNE 1, 2004-
                                      JUNE 1, 2004    NOVEMBER 30, 2004    NOVEMBER 30, 2004
                                    --------------------------------------------------------

Actual                                 $1,000.00          $1,045.80              $5.07

Hypothetical
   (5% return before expenses)          1,000.00           1,020.11               5.01

        *Expenses are equal to the Fund's annualized expense ratio of 0.99%, which is net of reimbursements and any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 4.58% for the six-month period of June 1, 2004, through November 30, 2004.

             TRUSTEES        Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        (800) 531-8181
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             (800) 531-8448

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        (800) 531-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

27804-0105                                   (C)2005, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    01/25/05
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    01/25/05
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    01/25/05
         ------------------------------


*Print the name and title of each signing officer under his or her signature.